PIMCO Funds

Supplement Dated November 14, 2025 to the

Bond Funds Prospectus and Credit Bond Funds Prospectus and

Statement of Additional Information dated August 1, 2025,

as supplemented from time to time

Disclosure Related to PIMCO Investment Grade Credit Bond Fund, PIMCO Total Return Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV, PIMCO Total Return Fund V, PIMCO Total Return ESG Fund, PIMCO Credit Opportunities Bond Fund, and PIMCO Long-Term Credit Bond Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, Mark R. Kiesel no longer manages the Funds. Therefore, effective immediately, all references to Mr. Kiesel in the Prospectuses and Statement of Additional Information are removed in their entirety.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_111425

PIMCO Funds

Supplement Dated November 14, 2025 to the

Bond Funds Prospectus dated August 1, 2025,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to PIMCO Investment Grade Credit Bond Fund, PIMCO Total Return Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV, PIMCO Total Return Fund V, PIMCO Total Return ESG Fund (each a “Fund” and together, the “Funds”)

Effective immediately, PIMCO Investment Grade Credit Bond Fund is jointly and primarily managed by Mohit Mittal, Amit Arora, Jelle Brons and Saurabh Sud. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Mohit Mittal, Amit Arora, Jelle Brons and Saurabh Sud. Mr. Mittal is CIO Core Strategies and a Managing Director of PIMCO. Messrs. Arora, Brons and Sud are Executive Vice Presidents of PIMCO. Messrs. Mittal and Arora have managed the Fund since October 2016. Messrs. Brons and Sud have managed the Fund since November 2025.

Effective immediately, PIMCO Total Return Fund is jointly and primarily managed by Daniel J. Ivascyn, Mike Cudzil, Qi Wang and Mohit Mittal. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Mike Cudzil, Qi Wang and Mohit Mittal. Mr. Ivascyn is Group Chief Investment Officer, Ms. Wang is CIO Portfolio Implementation, Mr. Mittal is CIO Core Strategies. Messrs. Ivascyn, Cudzil and Mittal and Ms. Wang are Managing Directors of PIMCO. Mr. Mittal has managed the Fund since December 2019 and Ms. Wang and Mr. Ivascyn have managed the Fund since October 2022. Mr. Cudzil has managed the Fund since November 2025.

Effective immediately, PIMCO Total Return Fund II is jointly and primarily managed by Mike Cudzil, Mohit Mittal and Qi Wang. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Mike Cudzil, Mohit Mittal and Qi Wang. Mr. Mittal is CIO Core Strategies and Ms. Wang is CIO Portfolio Implementation. Messrs. Cudzil and Mittal and Ms. Wang are Managing Directors of PIMCO. Mr. Mittal has jointly and primarily managed the Fund since December 2019. Mr. Cudzil and Ms. Wang have jointly and primarily managed the Fund since November 2025.

Effective immediately, PIMCO Total Return Fund IV is jointly and primarily managed by Daniel J. Ivascyn, Mike Cudzil, Qi Wang, and Mohit Mittal. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Mike Cudzil, Qi Wang, and Mohit Mittal. Mr. Ivascyn is Group Chief Investment Officer, Ms. Wang is CIO Portfolio Implementation and Mr. Mittal is CIO Core Strategies. Messrs. Ivascyn, Cudzil and Mittal and Ms. Wang are Managing Directors of PIMCO. Mr. Mittal has managed the Fund since December 2019 and Ms. Wang and Mr. Ivascyn have managed the Fund since October 2022. Mr. Cudzil has managed the Fund since November 2025.

Effective immediately, PIMCO Total Return Fund V is jointly and primarily managed by Mohit Mittal, Qi Wang, Jelle Brons and Mike Cudzil. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Mohit Mittal, Qi Wang, Jelle Brons and Mike Cudzil. Mr. Mittal is CIO Core Strategies and Ms. Wang is CIO Portfolio Implementation. Messrs. Mittal and Cudzil and Ms. Wang are Managing Directors of PIMCO and Mr. Brons is an Executive Vice President of PIMCO. Messrs. Mittal and Brons and Ms. Wang have managed the Fund since its inception. Mr. Cuzil has managed the Fund since November 2025.

Effective immediately, PIMCO Total Return ESG Fund is jointly and primarily managed by Mike Cudzil, Qi Wang, Mohit Mittal and Jelle Brons. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Mike Cudzil, Qi Wang, Mohit Mittal and Jelle Brons. Mr. Mittal is CIO Core Strategies and Ms. Wang is CIO Portfolio Implementation. Messrs. Cudzil and Mittal and Ms. Wang are Managing Directors of PIMCO and Mr. Brons is an Executive Vice President of PIMCO. Mr. Mittal has managed the Fund since December 2019, Mr. Brons has managed the Fund since April 2019, Ms. Wang has managed the Fund since October 2022, and Mr. Cudzil has managed the Fund since November 2025.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Investment Grade Credit Bond	Amit Arora	10/16

Executive Vice President, PIMCO. He is a portfolio manager on the credit and liability-driven portfolio management teams. He was previously a senior member of PIMCO’s global risk management team. He manages credit portfolios focusing on investment grade and long credit. Prior to joining PIMCO in 2009, he was an executive director, responsible for credit hybrids and exotics trading, at J.P. Morgan. Mr. Arora was previously with Bear Stearns as a managing director on the structured credit trading desk, responsible for credit derivative products in investment grade and high yield credits. Before joining Bear Stearns, he worked on the foreign exchange Treasury desk at Citibank. He has investment experience since 1997 and holds an MBA from NYU Stern School of Business and a bachelor’s degree in mechanical engineering from the Indian Institute of Technology (IIT Bombay). He is a Certified Financial Risk Manager (FRM).

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Investment Grade Credit Bond PIMCO Climate Bond PIMCO Total Return V PIMCO Total Return ESG	Jelle Brons	11/25 12/19* 5/23* 4/19

Executive Vice President, PIMCO. Mr. Brons is a portfolio manager on the Global and U.S. Investment Grade Credit team. Prior to joining PIMCO in 2005, Mr. Brons worked at UBS Investment Bank in the credit fixed income department, initially in credit sales and then with the team responsible for CreditDelta, a credit market and portfolio analysis tool. He has investment experience since 2002 and holds a master’s degree in actuarial science and econometrics from the University of Amsterdam and a master’s degree in financial engineering and quantitative analysis from the ICMA Business School at the University of Reading. He is a Certified Financial Risk Manager (FRM) and is a CFA charterholder.

PIMCO Extended Duration

PIMCO GNMA and
Government Securities

PIMCO Long Duration Total
Return

PIMCO Long-Term U.S.
Government

PIMCO Moderate Duration

PIMCO Total Return Fund

PIMCO Total Return II

PIMCO Total Return Fund IV

PIMCO Total Return Fund V

PIMCO Total Return ESG
Fund

	Mike Cudzil	2/16 1/13 2/16 2/16 7/18 11/25 10/22 11/25 11/25 11/25

Managing Director, PIMCO. Mr. Cudzil is a generalist portfolio manager based in the Newport Beach office. He is a rotating member of the PIMCO Investment Committee and co-chair of the Americas portfolio committee. As a portfolio manager across multi-sector fixed income mandates, Mr. Cudzil also serves as a senior member of the Total Return portfolio management team, co-lead of the liability-driven investment portfolio management team, and co-lead of the agency MBS portfolio management team. Mr. Cudzil is also a member of the steering committee for PIMCO Families, a resource group dedicated to supporting employees in their efforts to successfully manage career and family. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura. Mr. Cudzil previously held similar roles at Bank of America and Lehman Brothers, as well as a senior trading position at Salomon Brothers. He has investment experience since 1997 and holds a bachelor’s degree in political science from the University of Pennsylvania.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Dynamic Bond PIMCO Total Return PIMCO Total Return IV	Daniel J. Ivascyn	9/14 10/22 10/22

Group Chief Investment Officer and Managing Director, PIMCO. He is lead portfolio manager for the firm’s income, credit hedge fund, and mortgage opportunistic strategies, and is also a portfolio manager for total return strategies. He is a member of PIMCO’s Executive Committee and a member of the Investment Committee. Morningstar named him Fixed-Income Fund Manager of the Year (U.S.) for 2013, and he was inducted into the Fixed Income Analysts Society Hall of Fame in 2019. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments. He has investment experience since 1992 and holds an MBA in analytic finance from the University of Chicago Graduate School of Business and a bachelor’s degree in economics from Occidental College.

PIMCO Dynamic Bond

PIMCO Investment Grade
Credit Bond

PIMCO Long Duration Total
Return

PIMCO Low Duration
Opportunities

PIMCO Total Return

PIMCO Total Return II

PIMCO Total Return IV

PIMCO Total Return V

PIMCO Total Return ESG

	Mohit Mittal	1/22 10/16 2/16 7/18 12/19 12/19 12/19 5/23* 12/19

CIO Core Strategies and Managing Director, PIMCO. Mr. Mittal is a member of the Investment Committee and a portfolio manager for fixed income multi-sector portfolios across the duration and credit spectrum. As CIO Core Strategies, Mr. Mittal has leadership and oversight responsibilities for long-only strategies across PIMCO’s Low and Moderate Duration, Total Return, and Long Duration strategy suite. Morningstar named him winner of the 2020 U.S. Morningstar Award for Investing Excellence in the Rising Talent category. Mr. Mittal also serves on the board of Orangewood Foundation. He joined PIMCO in 2007 and holds an MBA from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Investment Grade Credit Bond	Saurabh Sud	11/25

Executive Vice President, PIMCO. He oversees European public corporate credit portfolios, including investment grade and leveraged finance, and is a senior member of PIMCO’s multi-sector and global investment grade credit portfolio management teams. He is currently a rotating member of the European Portfolio Committee and a rotating member of the Investment Committee. He rejoined PIMCO in 2024 and previously was with T. Rowe Price, where he led the launch of a liquid alternatives version of the multi-asset credit (long/short) strategy and co-managed the new income strategy; he was also co-head of the sector strategy advisory group and an advisory board member of the dynamic global bond and global multi-sector strategies. Prior to 2018, Mr. Sud was a PIMCO portfolio manager for credit absolute return and long duration credit strategies, and he was a member of the Americas Portfolio Committee. He has 17 years of investment experience and holds an MBA from Columbia Business School. He received an undergraduate degree from the Indian Institute of Technology, Delhi. He is a CFA charterholder.

PIMCO Total Return PIMCO Total Return II PIMCO Total Return IV PIMCO Total Return V PIMCO Total Return ESG	Qi Wang	10/22 11/25 10/22 5/23* 10/22

CIO Portfolio Implementation and Managing Director, PIMCO. She oversees portfolio implementation, portfolio management analytics, and the PM data delivery platform. She is also a portfolio manager for PIMCO’s global macro hedge fund strategies and a member of the Investment Committee. Prior to joining PIMCO in 2010, she was with HBK Capital Management for 11 years, most recently as a managing director and partner responsible for developed market fixed income. Ms. Wang was previously a fixed income analyst at Lehman Brothers. She has investment experience since 1995 and holds a bachelor’s degree in economics and molecular biochemistry and biophysics from Yale University

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_111425

PIMCO Funds

Supplement Dated November 14, 2025 to the

Credit Bond Funds Prospectus

dated August 1, 2025, as supplemented from time to time (the “Prospectus”)

Disclosure Related to PIMCO Credit Opportunities Bond Fund and PIMCO Long-Term Credit Bond Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, PIMCO Credit Opportunities Bond Fund is jointly and primarily managed by Alfred Murata, Sonali Pier, Jason Duko, and Saurabh Sud. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Alfred Murata, Sonali Pier, Jason Duko and Saurabh Sud. Mr. Murata and Ms. Pier are Managing Directors of PIMCO. Messrs. Duko and Sud are Executive Vice Presidents of PIMCO. Mr. Murata, Ms. Pier and Mr. Duko have jointly and primarily managed the Fund since January 2024. Mr. Sud has managed the Fund since November 2025.

Effective immediately, PIMCO Long-Term Credit Bond Fund is jointly and primarily managed by Mohit Mittal, Amit Arora, and Jelle Brons. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Mohit Mittal, Amit Arora, and Jelle Brons. Mr. Mittal is CIO Core Strategies and a Managing Director of PIMCO and has managed the Fund since October 2016. Messrs. Arora and Brons are Executive Vice Presidents of PIMCO and have managed the Fund since November 2025.

In addition, effective immediately, disclosure concerning the Fund’s portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Long-Term Credit Bond	Amit Arora	11/25

Executive Vice President, PIMCO. He is a portfolio manager on the credit and liability-driven portfolio management teams. He was previously a senior member of PIMCO’s global risk management team. He manages credit portfolios focusing on investment grade and long credit. Prior to joining PIMCO in 2009, he was an executive director, responsible for credit hybrids and exotics trading, at J.P. Morgan. Mr. Arora was previously with Bear Stearns as a managing director on the structured credit trading desk, responsible for credit derivative products in investment grade and high yield credits. Before joining Bear Stearns, he worked on the foreign exchange Treasury desk at Citibank. He has investment experience since 1997 and holds an MBA from NYU Stern School of Business and a bachelor’s degree in mechanical engineering from the Indian Institute of Technology (IIT Bombay). He is a Certified Financial Risk Manager (FRM).

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO ESG Income PIMCO Long-Term Credit Bond Fund	Jelle Brons	9/20* 11/25

Executive Vice President, PIMCO. Mr. Brons is a portfolio manager in the Newport Beach office, specializing in global and U.S. investment grade credit. He is also a member of the sustainability and insurance portfolio management teams, focusing on credit. Prior to joining PIMCO in 2005, Mr. Brons worked at UBS Investment Bank in the credit fixed income department, initially in credit sales and then with the team responsible for Credit Delta, a credit market and portfolio analysis tool. He has investment experience since 2002 and holds a master’s degree in actuarial science and econometrics from the University of Amsterdam and a master’s degree in financial engineering and quantitative analysis from the ICMA Business School at the University of Reading. He is a Certified Financial Risk Manager (FRM).

PIMCO Credit Opportunities Bond PIMCO High Yield PIMCO Low Duration Credit	Jason Duko	1/24 5/23 5/23

Executive Vice President, PIMCO. Mr. Duko is a portfolio manager in the Newport Beach office focusing on U.S. leveraged finance, including bank loans and collateralized loan obligations (CLOs), high yield, and multi-sector credit strategies. Prior to rejoining PIMCO in 2023, he was at Ares Management, where he was a partner and portfolio manager responsible for managing U.S. bank loan credit strategies. He was at PIMCO from 2011– 2018, managing bank loan portfolios and responsible for secondary loan trading across all sectors. Previously, he held roles at Lord Abbett, Nomura Corporate Research and Asset Management (NCRAM), and ING Pilgrim Research. He has investment experience since 1998 and holds an undergraduate degree in finance from Arizona State University

PIMCO Long-Term Credit Bond	Mohit Mittal	10/16

CIO Core Strategies and Managing Director, PIMCO. Mr. Mittal is a member of the Investment Committee and a portfolio manager for fixed income multi-sector portfolios across the duration and credit spectrum. As CIO Core Strategies, Mr. Mittal has leadership and oversight responsibilities for long-only strategies across PIMCO’s Low and Moderate Duration, Total Return, and Long Duration strategy suite. Mr. Mittal also serves on the board of Orangewood Foundation. He joined PIMCO in 2007 and holds an MBA from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Credit Opportunities Bond PIMCO Diversified Income PIMCO ESG Income PIMCO Income PIMCO Low Duration Income	Alfred Murata	1/24 5/16 9/20* 3/13 5/16

Managing Director, PIMCO. Mr. Murata is a portfolio manager in the Newport Beach office, managing income-oriented, multi-sector credit, opportunistic and securitized strategies. Prior to joining PIMCO in 2001, he researched and implemented exotic equity and interest rate derivatives at Nikko Financial Technologies. He has 25 years of investment experience and holds a Ph.D. in engineering-economic systems and operations research from Stanford University. He also earned a J.D. from Stanford Law School and is a member of the State Bar of California.

PIMCO Credit Opportunities Bond PIMCO Diversified Income PIMCO High Yield PIMCO High Yield Spectrum PIMCO Low Duration Credit	Sonali Pier	1/24 2/17 7/19 7/19 11/23

Managing Director, PIMCO. Ms. Pier is a portfolio manager in the Newport Beach office, focusing on multi-sector credit opportunities. She is the lead portfolio manager for diversified income and is a senior member of the leveraged finance team. She is a member of the firm’s Americas Portfolio Committee and rotating member of the Investment Committee, and previously she has served as a rotating member of the Executive Committee. Barron’s named her among the 100 Most Influential Women in U.S. Finance for 2024 and 2025, and Morningstar named her winner of the 2021 U.S. Morningstar Award for Investing Excellence in the Rising Talent category. Prior to joining PIMCO in 2013, she was a senior credit trader at J.P. Morgan, trading cash, recovery and credit default swaps across various sectors. She has investment experience since 2003 and holds an undergraduate degree in economics from Princeton University.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Credit Opportunities Bond	Saurabh Sud	11/25

Executive Vice President, PIMCO. He oversees European public corporate credit portfolios, including investment grade and leveraged finance, and is a senior member of PIMCO’s multi-sector and global investment grade credit portfolio management teams. He is currently a rotating member of the European Portfolio Committee and a rotating member of the Investment Committee. He rejoined PIMCO in 2024 and previously was with T. Rowe Price, where he led the launch of a liquid alternatives version of the multi-asset credit (long/short) strategy and co-managed the new income strategy; he was also co-head of the sector strategy advisory group and an advisory board member of the dynamic global bond and global multi-sector strategies. Prior to 2018, Mr. Sud was a PIMCO portfolio manager for credit absolute return and long duration credit strategies, and he was a member of the Americas Portfolio Committee. He has 17 years of investment experience and holds an MBA from Columbia Business School. He received an undergraduate degree from the Indian Institute of Technology, Delhi. He is a CFA charterholder.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_111425

PIMCO Funds

Supplement Dated November 14, 2025 to the

Statement of Additional Information dated August 1, 2025,

as supplemented from time to time (the “SAI”)

Disclosure Related to PIMCO Investment Grade Credit Bond Fund, PIMCO Total Return Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV, PIMCO Total Return Fund V, PIMCO Total Return ESG Fund, PIMCO Credit Opportunities Bond Fund, and PIMCO Long-Term Credit Bond Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, PIMCO Investment Grade Credit Bond Fund is jointly and primarily managed by Mohit Mittal, Amit Arora, Jelle Brons and Saurabh Sud.

Effective immediately, PIMCO Total Return Fund is jointly and primarily managed by Daniel J. Ivascyn, Mike Cudzil, Qi Wang and Mohit Mittal.

Effective immediately, PIMCO Total Return Fund II is jointly and primarily managed by Mike Cudzil, Mohit Mittal and Qi Wang.

Effective immediately, PIMCO Total Return Fund IV is jointly and primarily managed by Daniel J. Ivascyn, Mike Cudzil, Qi Wang, and Mohit Mittal.

Effective immediately, PIMCO Total Return Fund V is jointly and primarily managed by Mohit Mittal, Qi Wang, Jelle Brons and Mike Cudzil.

Effective immediately, PIMCO Total Return ESG Fund is jointly and primarily managed by Mike Cudzil, Qi Wang, Mohit Mittal and Jelle Brons.

Effective immediately, PIMCO Credit Opportunities Bond Fund is jointly and primarily managed by Alfred Murata, Sonali Pier, Jason Duko, and Saurabh Sud.

Effective immediately, PIMCO Long-Term Credit Bond Fund is jointly and primarily managed by Mohit Mittal, Amit Arora and Jelle Brons.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP4_111425